Income Taxes (Components Of Earnings Before Income Tax And Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	May 25, 2014	Feb. 23, 2014	Nov. 24, 2013	Aug. 25, 2013	May 26, 2013	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 25, 2014	May 26, 2013	May 27, 2012
Earnings from continuing operations before income taxes:
Earnings from continuing operations before income taxes, U.S.									$ 189.2	$ 278.0	$ 351.0
Earnings from continuing operations before income taxes, Foreign									(14.6)	(4.0)	4.1
Earnings before income taxes	33.9	89.1	1.8	49.8	83.1	105.7	9.5	75.6	174.6	274.0	355.1
Income taxes, Current
Current, Federal									39.5	26.1	25.5
Current, State and local									5.4	7.9	11.6
Current, Foreign									3.0	3.5	2.7
Total current									47.9	37.5	39.8
Income taxes, Deferred
Total deferred									(44.9)	(0.4)	38.1
Income taxes									(8.6)	36.7	75.9
U.S.
Income taxes, Deferred
Deferred, Federal									(43.7)	6.9	37.6
Deferred, State and local									(12.8)	(7.7)	(1.5)
Total deferred									(56.5)	(0.8)	36.1
Income taxes									$ (8.6)	$ 36.7	$ 75.9